Commonwealth Australia/New Zealand Fund

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND (CNZLX)

Investment Objective
The investment objective of the Commonwealth Australia New Zealand Fund (the “Australia/New Zealand Fund”) is to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Australia/New Zealand Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Commonwealth Australia/New Zealand Fund
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commonwealth Australia/New Zealand Fund
Management Fee		0.75%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses		2.32%
Acquired Fund Fees and Expenses	[2]	none
Total Annual Fund Operating Expenses		3.32%
[1]	The Australia/New Zealand Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[2]	The term "Acquired Funds" refers to other investment companies in which the Australia/New Zealand Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.

Example:

The following example is intended to help you compare the cost of investing in the Australia/New Zealand Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Australia/New Zealand Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Australia/New Zealand Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Commonwealth Australia/New Zealand Fund	335	1,021	1,731	3,613

Portfolio Turnover

The Australia/New Zealand Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Australia/New Zealand Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Australia/New Zealand Fund’s performance.  During the most recent fiscal year, the Australia/New Zealand Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Australia/New Zealand Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, Australia and New Zealand issuers that are tied economically to Australia or New Zealand.  The Australia/New Zealand Fund considers an issuer to be an Australian or New Zealand issuer and thus tied economically to Australia or New Zealand if:  (1) the issuer is organized under Australia or New Zealand law; (2) the securities of the issuer are listed on Australia or New Zealand stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Australia or New Zealand; or (4) the securities are issued or guaranteed by government entities of Australia or New Zealand.  The Australia/New Zealand Fund invests primarily in debt and equity securities of Australian/New Zealand issuers.  The Australia/New Zealand Fund may also consider an issuer to be an Australian or New Zealand issuer if it issues securities denominated in the local currency of either Australia or New Zealand.  The Australia/New Zealand Fund’s equity investments may include common and preferred stock and securities convertible into common stock.  The Australia/New Zealand Fund’s investments may include issuers of any market capitalization.  In addition, the Australia/New Zealand Fund may invest in ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests are U.S. dollar-denominated.

The Australia/New Zealand Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.  FCA Corp does not attempt maintain equal or set allocations to Australia or New Zealand.  Rather, the Australia/New Zealand Fund, from time to time, invests different percentages of its assets in Australia and New Zealand, depending on available investment opportunities and economic and market conditions.  The Australia/New Zealand Fund may invest in companies that focus on natural resources production, refining and development.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·        Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·         Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·         Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Fund, or in the course of adjusting the Fund’s emphasis(es) on a given country or sector.  The Australia/New Zealand Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Australia/New Zealand Fund’s portfolio securities are evaluated on their long-term prospects.

Principal Risks

Stock Market Risk.  The Australia/New Zealand Fund’s investments will fluctuate in price. This means that the Australia/New Zealand Fund’s share price will go up and down, and Australia/New Zealand Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk.  Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Australia/New Zealand Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Australia/New Zealand Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar.  Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Risks Associated with Australian/New Zealand.  The Fund, by focusing its investments on Australian and New Zealand issuers, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed.  For instance, financial, economic or political instabilities, and natural disasters, that impact Australia and/or New Zealand, but that do not impact the broader Pacific region, could impact the Australia/New Zealand Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.

Risks Associated with Investments in Other Investment Companies.  The Australia/New Zealand Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Australia/New Zealand Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Australia/New Zealand Fund will incur higher expenses, many of which may be duplicative. In addition, the Australia/New Zealand Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Australia/New Zealand Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Risks Associated with Natural Resources Investments.  Should the Australia/New Zealand Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Australia/New Zealand Fund.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Australia/New Zealand Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Australia/New Zealand Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Australia/New Zealand Fund’s portfolio investments, and may affect the Australia/New Zealand Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

FUND’S PAST PERFORMANCE

The bar chart and performance table below illustrate the variability of the Australia/New Zealand Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes.  Updated information on the Australia/New Zealand Fund’s results can be obtained by visiting www.commonwealthfunds.com.

AUSTRALIA/NEW ZEALAND FUND Year-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:
Best Quarter	26.04%, 3rd Quarter, 2009
Worst Quarter	(20.83)%, 4th Quarter, 2008

Average Annual Total Return as of December 31, 2012 as compared to comparable indexes.
Average Annual Total Returns		1 Year	5 Years	10 Years
Commonwealth Australia/New Zealand Fund		25.14%	1.23%	10.07%
Commonwealth Australia/New Zealand Fund Return After Taxes on Distribution		25.70%	(0.04%)	8.58%
Commonwealth Australia/New Zealand Fund Return After Taxes on Distribution and Sale of Fund Shares		17.46%	0.50%	8.44%
Commonwealth Australia/New Zealand Fund NZX 50 Index	[1]	31.49%	1.66%	12.65%
Commonwealth Australia/New Zealand Fund New Zealand SmallCap Index		51.92%	5.71%	15.87%
Commonwealth Australia/New Zealand Fund Australian All Ordinaries Index		22.51%	2.86%	17.45%
[1]	Effective March 1, 2013, the Trust has designated the NZX 50 Index as the Fund's primary benchmark. Effective March 1, 2014, the Fund will no longer utilize the New Zealand SmallCap Index. The NZX 50 Index is more representative of the broad-based markets of New Zealand.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

COMMONWEALTH AFRICA FUND

AFRICA FUND (CAFRX)

Investment Objective
The investment objective of the Africa Fund (the “Africa Fund”) is to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Africa Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	COMMONWEALTH AFRICA FUND
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		COMMONWEALTH AFRICA FUND
Management Fee		1.25%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses	[2]	6.82%
Acquired Fund Fees and Expenses	[2]	0.04%
Total Annual Fund Operating Expenses		8.36%
Fee Waviers	[3]	(1.25%)
Total Annual Fund Operating Expenses After Fee Wavier		7.11%
[1]	The Africa Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[2]	The term "Acquired Funds" refers to other investment companies in which the Africa Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.
[3]	FCA Corp has contractually agreed to waive the Management Fee of 1.25% through February 28, 2014. FCA Corp may not terminate this arrangement prior to February 28, 2014 unless the investment advisory agreement is terminated. The Fund has agreed to repay FCA Corp for amounts waived by FCA Corp pursuant to the fee waiver agreement to the extent that such repayment occurs within three years of the date of any such waiver and such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 3.30%. For the period ended October 31, 2012, FCA Corp chose to voluntarily reimburse beyond its contractual agreement in Africa Fund in the amount of $49,962 or 6.37% of average net assets, an amount which is not subject to recoupment. As a result of these voluntary and contractual arrangements, the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements was 0.74% for the period ended October 31, 2012. FCA Corp's intention is to continue the voluntary reimbursement for the Africa Fund's expenses subject to their discretion to discontinue such reimbursements at any time.

Example:

The following example is intended to help you compare the cost of investing in the Africa Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Africa Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Africa Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
COMMONWEALTH AFRICA FUND	704	2,286	3,763	7,044

Portfolio Turnover

The Africa Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Africa Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Africa Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Africa Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, African issuers that are tied economically to Africa.  The Africa Fund considers an issuer to be an African issuer and thus tied economically to Africa if:  (1) the issuer is organized under the laws of a country in African; (2) the securities of the issuer are listed on a stock exchange(s) regardless of the country in which the issuer is organized in a country in Africa; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in countries in Africa; or (4) the securities are issued or guaranteed by government entities of African countries.  The Africa Fund invests primarily in debt and equity securities of African issuers.  The Africa Fund may also consider an issuer to be an African issuer if its issues securities denominated in a local currency of a country located on the continent of Africa.  The Africa Fund’s equity investments may include common and preferred stock and securities convertible into common stock.  The Africa Fund’s investments may include issuers of any market capitalization.  In addition, the Africa Fund may invest in ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.   Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests may be U.S. dollar-denominated or denominated in a foreign currency.

The Fund may emphasize investments in the Sub-Saharan countries of Africa, although the Fund may invest in securities of issuers located in any country in Africa.  The Africa Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds. The Fund may invest in emerging market countries in Africa as well as those emerging market countries that are considered “frontier countries” - meaning that they have less developed capital markets and economies than typically seen in traditional emerging markets.  The Africa Fund may invest in companies that focus on natural resources production, refining and development.

The Fund may invest up to 15% of its net assets in illiquid securities.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

            FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·        Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·        Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·         Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Fund, or in the course of adjusting the Fund’s emphasis(es) on a given region or sector.  The Africa Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Africa Fund’s portfolio securities are evaluated on their long-term prospects.

Principal Risks

Stock Market Risk.  The Africa Fund’s investments will fluctuate in price. This means that the Africa Fund’s share price will go up and down, and Africa Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Fund’s investments in fixed income securities denominated in a foreign currency.  It may not be possible for the Fund to effectively hedge the currency risks of many developing countries.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Africa Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Africa Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  It may not be possible to hedge the risk of currency fluctuations in developing countries.  Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

            Risks Associated with Africa.  The Fund, by focusing its investments on issuers located in African countries, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed.  For instance, financial, economic or political instabilities that impact countries in Africa, and in particular, the Sub-Saharan countries, could impact the Africa Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.  Changes in economies, tax policies, high inflation rates, governmental instability, war or other political or economic factors may have an adverse effect on the Fund’s investments.  The Fund is highly dependent on the state of the economies of countries throughout Africa and, in particular Sub-Saharan countries.  Some markets of the countries in Africa in which the Fund will invest are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions than developed markets.  Certain governments in countries in Africa restrict or control to varying degrees the ability of foreign investors to invest in those countries.  These restrictions may prevent or limit investments in securities of issuers located or operating in African countries.  Less information may be available about companies in which the Fund invests because many companies that are tied economically to Africa are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices required of U.S. companies.  Investment in securities of African issuers involves risks not typically associated with investments in securities of issuers in developed countries.  Emerging market countries with in Africa may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  A sub-set of African emerging market countries are considered to be “frontier markets.”  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.  Any particular country in Africa may be subject to the foregoing risks in greater or lesser degrees relative to other countries in Africa, and as a result, circumstances that may positively affect a country in Africa in which the Fund is not invested may not have a corresponding positive effect on other countries in Africa in which the Fund is invested.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Risks Associated with Investments in Other Investment Companies.  The Africa Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Africa Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Africa Fund will incur higher expenses, many of which may be duplicative. In addition, the Africa Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Africa Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Risks Associated with Natural Resources Investments.  Should the Africa Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Africa Fund.  These companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Illiquidity Risk.  Investments in illiquid securities could cause the Fund to lose money if it is unable to dispose of an investment at a time that is most beneficial.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Africa Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Africa Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Africa Fund’s portfolio investments, and may affect the Africa Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

FUND’S PAST PERFORMANCE

The bar chart and performance table below illustrate the variability of the Africa Fund’s returns.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes.  Updated information on the Africa Fund’s results can be obtained by visiting www.commonwealthfunds.com.

AFRICA FUNDYear-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:
Best Quarter	9.35%, 1st Quarter, 2012
Worst Quarter	(4.37)%, 2nd Quarter, 2012

Average Annual Total Return as of December 31, 2012 as compared to comparable indexes.
Average Annual Total Returns	1 Year	Since Inception	Inception Date
COMMONWEALTH AFRICA FUND	15.23%	7.31%	Nov 7, 2011
COMMONWEALTH AFRICA FUND Return After Taxes on Distribution	14.97%	7.10%	Nov 7, 2011
COMMONWEALTH AFRICA FUND Return After Taxes on Distribution and Sale of Fund Shares	10.24%	6.21%	Nov 7, 2011
COMMONWEALTH AFRICA FUND MSCI Emerging Markets Index	18.22%	8.30%
COMMONWEALTH AFRICA FUND Dow Jones Africa Titans 50 Index	22.99%	11.64%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Africa Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Commonwealth Japan Fund

COMMONWEALTH JAPAN FUND (CNJFX)

Investment Objective
The investment objective of the Commonwealth Japan Fund (the “Japan Fund”) is to provide long-term capital appreciation and current income.
Fees and Expenses of the Japan Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Japan Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Commonwealth Japan Fund
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commonwealth Japan Fund
Management Fee		0.75%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses		3.84%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		4.85%
[1]	The Japan Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[2]	The term "Acquired Funds" refers to other investment companies in which the Japan Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Japan Fund's financial statements.

Example:

The following example is intended to help you compare the cost of investing in the Japan Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Japan Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Japan Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Commonwealth Japan Fund	485	1,458	2,434	4,887

Portfolio Turnover

The Japan Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Japan Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Japan Fund’s performance.  During the most recent fiscal year, the Japan Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Japan Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, Japanese issuers that are tied economically to Japan.  The Japan Fund considers an issuer to be a Japanese issuer and thus tied economically to Japan if:  (1) the issuer is organized under Japan’s law; (2) the securities of the issuer are listed on Japan’s stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Japan; or (4) the securities are issued by government entities of Japan.  The Japan Fund invests primarily in debt and equity securities of Japanese issuers.  The Japan Fund may also consider an issuer to be a Japanese issuer if it issues securities denominated in the Japanese Yen.  The Japan Fund’s equity investments may include common and preferred stock and securities convertible into common stock.  The Japan Fund’s investments may include issuers of any market capitalization.  In addition, the Japan Fund may purchase ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests are U.S. dollar-denominated.  The Japan Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.  The Japan Fund may invest in companies that focus on natural resources production, refining and development.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

            FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·         Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·        Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·         Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Japan Fund, or in the course of adjusting the Fund’s emphasis(es) on a given sector.  The Japan Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Japan Fund’s portfolio securities are evaluated on their long-term prospects.

Principal Risks

Stock Market Risk.  The Japan Fund’s investments will fluctuate in price. This means that the Japan Fund’s share price will go up and down, and Japan Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk.  Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Japan Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Japan Fund to liquidate positions.  This in turn may cause delays in the Japan Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities.  Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Risks Associated with Japan.  The Fund, by focusing its investments on Japanese issuers, may be exposed to additional risks that other funds that invest in securities of issuers in more than one country or region may not be exposed.  For instance, financial, economic or political instabilities that impact Japan, but that do not impact the broader Asian-Pacific region, could impact the Japan Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.  The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters.

Risks Associated with Investments in Other Investment Companies.  The Japan Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Japan Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Japan Fund will incur higher expenses, many of which may be duplicative. In addition, the Japan Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Japan Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Risks Associated with Natural Resources Investments.  Should the Japan Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Japan Fund.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Japan Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Japan Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Japan Fund’s portfolio investments, and may affect the Japan Fund’s cost and performance for other shareholders.  The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

FUND’S PAST PERFORMANCE

The bar chart and performance table below illustrate the variability of the Japan Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The performance of the comparative index does not reflect deductions for fees, expenses or taxes.  Updated information on the Japan Fund’s results can be obtained by visiting www.commonwealthfunds.com.

JAPAN FUNDYear-by year return as of 12/31 each year (%)

For the periods included in the bar chart:
Best Quarter	16.43%, 3rd Quarter, 2005
Worst Quarter	(19.27)% 1st Quarter, 2009

Average Annual Total Return as of December 31, 2012 as compared to comparable index.

Average Annual Total Returns	1 Year	5 Years	10 Years
Commonwealth Japan Fund	2.70%	(5.82%)	(1.00%)
Commonwealth Japan Fund Return After Taxes on Distribution	2.70%	(5.82%)	(1.24%)
Commonwealth Japan Fund Return After Taxes on Distribution and Sale of Fund Shares	1.76%	(4.85%)	(0.81%)
Commonwealth Japan Fund Tokyo Stock Price Index	7.83%	(3.38%)	4.98%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Commonwealth Global Fund

COMMONWEALTH GLOBAL FUND (CNGLX)

Investment Objective
The investment objective of the Commonwealth Global Fund (the “Global Fund”) is to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Commonwealth Global Fund
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commonwealth Global Fund
Management Fee		0.75%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses		2.31%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		3.33%
[1]	The Global Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[2]	The term "Acquired Funds" refers to other investment companies in which the Global Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.

Example:

The following example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Commonwealth Global Fund	336	1,024	1,736	3,622

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Fund’s performance.  During the most recent fiscal year, the Global Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Global Fund invests primarily in U.S. and foreign equity securities (including common and preferred stock and securities convertible into common stock) and in debt securities. The Global Fund’s investments may include issuers of any market capitalization.  Although the Global Fund can invest in companies from any country, it generally focuses on established companies in countries with developed economies.  The Global Fund may invest in securities denominated in any currency.  In addition to buying equity and debt securities, the Global Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)).  ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests are U.S. dollar-denominated.

Under normal market conditions, the Global Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers.  The Global Fund considers an issuer to be a foreign issuer if:  (1) the issuer is organized under the laws of a jurisdiction other than those of the United States; (2) the securities of the issuer are listed on stock exchange outside the United States regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the United States; or (4) the securities are issued or guaranteed by government entities other than the United States.  The Global Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.  The Global Fund may invest in emerging market countries.  The Global Fund may invest in companies that focus on natural resources production, refining and development.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

FCA Corp will attempt whenever possible to: (i) diversify among companies, industries, and without restriction to any particular region such as Asia or Europe or any particular country such as the United States or Japan; (ii) focus on companies with reasonable valuations; and (iii) generally focus on countries with developed economies. FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·         Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·         Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·        Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Global Fund, or in the course of adjusting the Global Fund’s emphasis(es) on a given country or sector.  The Global Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Global Fund’s portfolio securities are evaluated on their long-term prospects.

Principal Risks

Stock Market Risk.  The Global Fund’s investments will fluctuate in price. This means that the Global Fund’s share price will go up and down, and Global Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk.  Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Global Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Global Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar.  Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Risks Associated with Natural Resources Investments.  Should the Global Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Global Fund.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Risks Associated with Investments in Other Investment Companies.  The Global Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Global Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Global Fund will incur higher expenses, many of which may be duplicative. In addition, the Global Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Global Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Global Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Global Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Global Fund’s portfolio investments, and may affect the Global Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

FUND’S PAST PERFORMANCE

The bar chart and performance table below illustrate the variability of the Global Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance.  The performance of the comparative index does not reflect deductions for fees, expenses or taxes.  Updated information on the Global Fund’s results can be obtained by visiting www.commonwealthfunds.com.

GLOBAL FUNDYear-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:
Best Quarter	21.24%, 2nd Quarter, 2009
Worst Quarter	(26.79)%, 4th Quarter, 2008

Average Annual Total Return as of December 31, 2012 as compared to comparable index.
Average Annual Total Returns	1 Year	5 Years	10 Years
Commonwealth Global Fund	10.11%	(1.61%)	6.94%
Commonwealth Global Fund Return After Taxes on Distribution	10.09%	(1.92%)	6.47%
Commonwealth Global Fund Return After Taxes on Distribution and Sale of Fund Shares	6.58%	(1.38%)	6.07%
Commonwealth Global Fund MSCI World Index	16.54%	(0.60%)	8.08%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Commonwealth Real Estate Securities Fund

COMMONWEALTH REAL ESTATE SECURITIES FUND (CNREX)

Investment Objective
The investment objective of the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) is to provide long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Real Estate Securities Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Commonwealth Real Estate Securities Fund
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Commonwealth Real Estate Securities Fund
Management Fee		0.75%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses		2.53%
Acquired Fund Fees and Expenses	[2]	none
Total Annual Fund Operating Expenses		3.53%
[1]	The Real Estate Securities Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[2]	The term "Acquired Funds" refers to other investment companies in which the Real Estate Securities Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds (but excluding REITs) that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.

Example

The following example is intended to help you compare the cost of investing in the Real Estate Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Real Estate Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Real Estate Securities Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Commonwealth Real Estate Securities Fund	356	1,083	1,831	3,801

Portfolio Turnover

The Real Estate Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Securities Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Securities Fund’s performance.  During the most recent fiscal year, the Real Estate Securities Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Real Estate Securities Fund invests at least 80% of its net assets in real estate securities.  Investments made by the Real Estate Securities Fund are in issuers in real estate and related industries (i.e., those issuers whose fortunes are impacted by the real estate market).  The Real Estate Securities Fund invests primarily in equity securities (including common stock and preferred stock and securities convertible into common stock) as well as in the debt securities of companies in real estate industries, which may include commercial and/or residential real estate investment trusts (“REITs”), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries.  The Real Estate Securities Fund may invest in securities denominated in any currency.  The Real Estate Securities Fund’s investments may include issuers of any market capitalization.  In addition to buying equity and debt securities, the Real Estate Securities Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)).  ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests are U.S. dollar-denominated.

The Real Estate Securities Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.  The Real Estate Securities Fund may invest in emerging market countries.  The Real Estate Securities Fund may invest in companies that focus on natural resources production, refining and development.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

            FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·         Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·        Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·        Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Real Estate Securities Fund, or in the course of adjusting the Real Estate Securities Fund’s emphasis(es) on a given sector. The Real Estate Securities Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Real Estate Securities Fund’s portfolio securities are evaluated on their long-term prospects.

Principal Risks

Stock Market Risk.  The Real Estate Securities Fund’s investments will fluctuate in price. This means that the Real Estate Securities Fund’s share price will go up and down, and Real Estate Securities Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk.  Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Real Estate Securities Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Real Estate Securities Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar.  Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Risks Associated with Natural Resources Investments.  Should the Real Estate Securities Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Real Estate Securities Fund.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Risks Associated with Real Estate Investment Trusts.  The Real Estate Securities Fund may invest in equity interests or debt obligations issued by REITs.  REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Real Estate Securities Fund.  The Real Estate Securities Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

Risks Associated with Investments in Other Investment Companies.  The Real Estate Securities Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Real Estate Securities Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Real Estate Securities Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Real Estate Securities Fund’s portfolio investments, and may affect the Real Estate Securities Fund’s cost and performance for other shareholders.  The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

FUND’S PAST PERFORMANCE

The bar chart and performance table below illustrate the variability of the Real Estate Securities Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance.  The performance of the comparative index does not reflect deductions for fees, expenses or taxes.  Updated information on the Real Estate Securities Fund’s results can be obtained by visiting www.commonwealthfunds.com.

REAL ESTATE SECURITIES FUNDYear-by-year return as of 12/31 each year (%)

For the periods included in the bar chart:
Best Quarter	23.12%, 2nd Quarter, 2009
Worst Quarter	(28.77)%, 4th Quarter, 2008

Average Annual Total Return as of December 31, 2012 as compared to comparable index.
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Commonwealth Real Estate Securities Fund	21.59%	0.02%	2.98%	Jan 5, 2004
Commonwealth Real Estate Securities Fund Return After Taxes on Distribution	21.59%	0.02%	2.78%	Jan 5, 2004
Commonwealth Real Estate Securities Fund Return After Taxes on Distribution and Sale of Fund Shares	14.04%	0.01%	2.57%	Jan 5, 2004
Commonwealth Real Estate Securities Fund MSCI US REIT Index	17.77%	5.58%	9.11%

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2013
Registrant Name	dei_EntityRegistrantName	COMMONWEALTH INTERNATIONAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000793601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Commonwealth Australia/New Zealand Fund |
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	2.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	335
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,021
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,731
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,613
1 Year	rr_AverageAnnualReturnYear01	25.14%
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	10.07%
Commonwealth Australia/New Zealand Fund | | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.70%
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	8.58%
Commonwealth Australia/New Zealand Fund | | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.46%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	8.44%
Commonwealth Australia/New Zealand Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND (CNZLX)

Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Australia New Zealand Fund (the “Australia/New Zealand Fund”) is to provide long-term capital appreciation and current income.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Australia/New Zealand Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Australia/New Zealand Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Australia/New Zealand Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Australia/New Zealand Fund’s performance.  During the most recent fiscal year, the Australia/New Zealand Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Australia/New Zealand Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Australia/New Zealand Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Australia/New Zealand Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Australia/New Zealand Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, Australia and New Zealand issuers that are tied economically to Australia or New Zealand.  The Australia/New Zealand Fund considers an issuer to be an Australian or New Zealand issuer and thus tied economically to Australia or New Zealand if:  (1) the issuer is organized under Australia or New Zealand law; (2) the securities of the issuer are listed on Australia or New Zealand stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Australia or New Zealand; or (4) the securities are issued or guaranteed by government entities of Australia or New Zealand.  The Australia/New Zealand Fund invests primarily in debt and equity securities of Australian/New Zealand issuers.  The Australia/New Zealand Fund may also consider an issuer to be an Australian or New Zealand issuer if it issues securities denominated in the local currency of either Australia or New Zealand.  The Australia/New Zealand Fund’s equity investments may include common and preferred stock and securities convertible into common stock.  The Australia/New Zealand Fund’s investments may include issuers of any market capitalization.  In addition, the Australia/New Zealand Fund may invest in ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests are U.S. dollar-denominated.

The Australia/New Zealand Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.  FCA Corp does not attempt maintain equal or set allocations to Australia or New Zealand.  Rather, the Australia/New Zealand Fund, from time to time, invests different percentages of its assets in Australia and New Zealand, depending on available investment opportunities and economic and market conditions.  The Australia/New Zealand Fund may invest in companies that focus on natural resources production, refining and development.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·        Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·         Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·         Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Fund, or in the course of adjusting the Fund’s emphasis(es) on a given country or sector.  The Australia/New Zealand Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Australia/New Zealand Fund’s portfolio securities are evaluated on their long-term prospects.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Stock Market Risk.  The Australia/New Zealand Fund’s investments will fluctuate in price. This means that the Australia/New Zealand Fund’s share price will go up and down, and Australia/New Zealand Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk.  Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Australia/New Zealand Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Australia/New Zealand Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar.  Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Risks Associated with Australian/New Zealand.  The Fund, by focusing its investments on Australian and New Zealand issuers, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed.  For instance, financial, economic or political instabilities, and natural disasters, that impact Australia and/or New Zealand, but that do not impact the broader Pacific region, could impact the Australia/New Zealand Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.

Risks Associated with Investments in Other Investment Companies.  The Australia/New Zealand Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Australia/New Zealand Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Australia/New Zealand Fund will incur higher expenses, many of which may be duplicative. In addition, the Australia/New Zealand Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Australia/New Zealand Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Risks Associated with Natural Resources Investments.  Should the Australia/New Zealand Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Australia/New Zealand Fund.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Australia/New Zealand Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Australia/New Zealand Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Australia/New Zealand Fund’s portfolio investments, and may affect the Australia/New Zealand Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Australia/New Zealand Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes.  Updated information on the Australia/New Zealand Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	AUSTRALIA/NEW ZEALAND FUND Year-by-year return as of 12/31 each year (%)
Annual Return 2003	rr_AnnualReturn2003	39.64%
Annual Return 2004	rr_AnnualReturn2004	19.54%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	24.26%
Annual Return 2007	rr_AnnualReturn2007	15.12%
Annual Return 2008	rr_AnnualReturn2008	(39.48%)
Annual Return 2009	rr_AnnualReturn2009	38.91%
Annual Return 2010	rr_AnnualReturn2010	4.05%
Annual Return 2011	rr_AnnualReturn2011	(2.89%)
Annual Return 2012	rr_AnnualReturn2012	25.14%
Bar Chart Closing	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	26.04%, 3rd Quarter, 2009
Worst Quarter	(20.83)%, 4th Quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012 as compared to comparable indexes.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Commonwealth Australia/New Zealand Fund | NZX 50 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%	[12]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[12]
10 Years	rr_AverageAnnualReturnYear10	12.65%	[12]
Commonwealth Australia/New Zealand Fund | New Zealand SmallCap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	51.92%
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	15.87%
Commonwealth Australia/New Zealand Fund | Australian All Ordinaries Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.51%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	17.45%
COMMONWEALTH AFRICA FUND |
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other Expenses	rr_OtherExpensesOverAssets	6.82%	[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.36%
Fee Waviers	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[11]
Total Annual Fund Operating Expenses After Fee Wavier	rr_NetExpensesOverAssets	7.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,763
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,044
1 Year	rr_AverageAnnualReturnYear01	15.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2011
COMMONWEALTH AFRICA FUND | | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2011
COMMONWEALTH AFRICA FUND | | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2011
COMMONWEALTH AFRICA FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading

AFRICA FUND (CAFRX)

Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Africa Fund (the “Africa Fund”) is to provide long-term capital appreciation and current income.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Africa Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Africa Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Africa Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Africa Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Africa Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Africa Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Africa Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Africa Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, African issuers that are tied economically to Africa.  The Africa Fund considers an issuer to be an African issuer and thus tied economically to Africa if:  (1) the issuer is organized under the laws of a country in African; (2) the securities of the issuer are listed on a stock exchange(s) regardless of the country in which the issuer is organized in a country in Africa; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in countries in Africa; or (4) the securities are issued or guaranteed by government entities of African countries.  The Africa Fund invests primarily in debt and equity securities of African issuers.  The Africa Fund may also consider an issuer to be an African issuer if its issues securities denominated in a local currency of a country located on the continent of Africa.  The Africa Fund’s equity investments may include common and preferred stock and securities convertible into common stock.  The Africa Fund’s investments may include issuers of any market capitalization.  In addition, the Africa Fund may invest in ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.   Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests may be U.S. dollar-denominated or denominated in a foreign currency.

The Fund may emphasize investments in the Sub-Saharan countries of Africa, although the Fund may invest in securities of issuers located in any country in Africa.  The Africa Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds. The Fund may invest in emerging market countries in Africa as well as those emerging market countries that are considered “frontier countries” - meaning that they have less developed capital markets and economies than typically seen in traditional emerging markets.  The Africa Fund may invest in companies that focus on natural resources production, refining and development.

The Fund may invest up to 15% of its net assets in illiquid securities.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

            FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·        Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·        Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·         Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Fund, or in the course of adjusting the Fund’s emphasis(es) on a given region or sector.  The Africa Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Africa Fund’s portfolio securities are evaluated on their long-term prospects.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Stock Market Risk.  The Africa Fund’s investments will fluctuate in price. This means that the Africa Fund’s share price will go up and down, and Africa Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Fund’s investments in fixed income securities denominated in a foreign currency.  It may not be possible for the Fund to effectively hedge the currency risks of many developing countries.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Africa Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Africa Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  It may not be possible to hedge the risk of currency fluctuations in developing countries.  Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

            Risks Associated with Africa.  The Fund, by focusing its investments on issuers located in African countries, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed.  For instance, financial, economic or political instabilities that impact countries in Africa, and in particular, the Sub-Saharan countries, could impact the Africa Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.  Changes in economies, tax policies, high inflation rates, governmental instability, war or other political or economic factors may have an adverse effect on the Fund’s investments.  The Fund is highly dependent on the state of the economies of countries throughout Africa and, in particular Sub-Saharan countries.  Some markets of the countries in Africa in which the Fund will invest are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions than developed markets.  Certain governments in countries in Africa restrict or control to varying degrees the ability of foreign investors to invest in those countries.  These restrictions may prevent or limit investments in securities of issuers located or operating in African countries.  Less information may be available about companies in which the Fund invests because many companies that are tied economically to Africa are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices required of U.S. companies.  Investment in securities of African issuers involves risks not typically associated with investments in securities of issuers in developed countries.  Emerging market countries with in Africa may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  A sub-set of African emerging market countries are considered to be “frontier markets.”  Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.  Any particular country in Africa may be subject to the foregoing risks in greater or lesser degrees relative to other countries in Africa, and as a result, circumstances that may positively affect a country in Africa in which the Fund is not invested may not have a corresponding positive effect on other countries in Africa in which the Fund is invested.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Risks Associated with Investments in Other Investment Companies.  The Africa Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Africa Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Africa Fund will incur higher expenses, many of which may be duplicative. In addition, the Africa Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Africa Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Risks Associated with Natural Resources Investments.  Should the Africa Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Africa Fund.  These companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Illiquidity Risk.  Investments in illiquid securities could cause the Fund to lose money if it is unable to dispose of an investment at a time that is most beneficial.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Africa Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Africa Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Africa Fund’s portfolio investments, and may affect the Africa Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Africa Fund’s returns.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes.  Updated information on the Africa Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	AFRICA FUNDYear-by-year return as of 12/31 each year (%)
Annual Return 2012	rr_AnnualReturn2012	15.23%
Bar Chart Closing	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	9.35%, 1st Quarter, 2012
Worst Quarter	(4.37)%, 2nd Quarter, 2012

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jul 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012 as compared to comparable indexes.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Africa Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

COMMONWEALTH AFRICA FUND | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
COMMONWEALTH AFRICA FUND | Dow Jones Africa Titans 50 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.99%
Since Inception	rr_AverageAnnualReturnSinceInception	11.64%
Commonwealth Japan Fund |
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	3.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	485
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,458
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,887
1 Year	rr_AverageAnnualReturnYear01	2.70%
5 Years	rr_AverageAnnualReturnYear05	(5.82%)
10 Years	rr_AverageAnnualReturnYear10	(1.00%)
Commonwealth Japan Fund | | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.70%
5 Years	rr_AverageAnnualReturnYear05	(5.82%)
10 Years	rr_AverageAnnualReturnYear10	(1.24%)
Commonwealth Japan Fund | | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	(4.85%)
10 Years	rr_AverageAnnualReturnYear10	(0.81%)
Commonwealth Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading

COMMONWEALTH JAPAN FUND (CNJFX)

Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Japan Fund (the “Japan Fund”) is to provide long-term capital appreciation and current income.
Expense	rr_ExpenseHeading	Fees and Expenses of the Japan Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Japan Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Japan Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Japan Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Japan Fund’s performance.  During the most recent fiscal year, the Japan Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Japan Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Japan Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Japan Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Japan Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, Japanese issuers that are tied economically to Japan.  The Japan Fund considers an issuer to be a Japanese issuer and thus tied economically to Japan if:  (1) the issuer is organized under Japan’s law; (2) the securities of the issuer are listed on Japan’s stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Japan; or (4) the securities are issued by government entities of Japan.  The Japan Fund invests primarily in debt and equity securities of Japanese issuers.  The Japan Fund may also consider an issuer to be a Japanese issuer if it issues securities denominated in the Japanese Yen.  The Japan Fund’s equity investments may include common and preferred stock and securities convertible into common stock.  The Japan Fund’s investments may include issuers of any market capitalization.  In addition, the Japan Fund may purchase ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests are U.S. dollar-denominated.  The Japan Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.  The Japan Fund may invest in companies that focus on natural resources production, refining and development.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

            FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·         Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·        Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·         Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Japan Fund, or in the course of adjusting the Fund’s emphasis(es) on a given sector.  The Japan Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Japan Fund’s portfolio securities are evaluated on their long-term prospects.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Stock Market Risk.  The Japan Fund’s investments will fluctuate in price. This means that the Japan Fund’s share price will go up and down, and Japan Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk.  Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Japan Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Japan Fund to liquidate positions.  This in turn may cause delays in the Japan Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities.  Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts.  Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Risks Associated with Japan.  The Fund, by focusing its investments on Japanese issuers, may be exposed to additional risks that other funds that invest in securities of issuers in more than one country or region may not be exposed.  For instance, financial, economic or political instabilities that impact Japan, but that do not impact the broader Asian-Pacific region, could impact the Japan Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.  The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters.

Risks Associated with Investments in Other Investment Companies.  The Japan Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Japan Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Japan Fund will incur higher expenses, many of which may be duplicative. In addition, the Japan Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Japan Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Risks Associated with Natural Resources Investments.  Should the Japan Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Japan Fund.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Japan Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Japan Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Japan Fund’s portfolio investments, and may affect the Japan Fund’s cost and performance for other shareholders.  The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Japan Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The performance of the comparative index does not reflect deductions for fees, expenses or taxes.  Updated information on the Japan Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	JAPAN FUNDYear-by year return as of 12/31 each year (%)
Annual Return 2003	rr_AnnualReturn2003	13.49%
Annual Return 2004	rr_AnnualReturn2004	(3.10%)
Annual Return 2005	rr_AnnualReturn2005	21.45%
Annual Return 2006	rr_AnnualReturn2006	(3.81%)
Annual Return 2007	rr_AnnualReturn2007	(5.03%)
Annual Return 2008	rr_AnnualReturn2008	(23.40%)
Annual Return 2009	rr_AnnualReturn2009	(4.00%)
Annual Return 2010	rr_AnnualReturn2010	12.12%
Annual Return 2011	rr_AnnualReturn2011	(12.50%)
Annual Return 2012	rr_AnnualReturn2012	2.70%
Bar Chart Closing	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	16.43%, 3rd Quarter, 2005
Worst Quarter	(19.27)% 1st Quarter, 2009

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2005
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.27%)
Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Return as of December 31, 2012 as compared to comparable index.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Commonwealth Japan Fund | Tokyo Stock Price Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.83%
5 Years	rr_AverageAnnualReturnYear05	(3.38%)
10 Years	rr_AverageAnnualReturnYear10	4.98%
Commonwealth Global Fund |
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	2.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	336
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,024
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,736
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,622
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	(1.61%)
10 Years	rr_AverageAnnualReturnYear10	6.94%
Commonwealth Global Fund | | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.09%
5 Years	rr_AverageAnnualReturnYear05	(1.92%)
10 Years	rr_AverageAnnualReturnYear10	6.47%
Commonwealth Global Fund | | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.58%
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	6.07%
Commonwealth Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading

COMMONWEALTH GLOBAL FUND (CNGLX)

Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Global Fund (the “Global Fund”) is to provide long-term capital appreciation and current income.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Fund’s performance.  During the most recent fiscal year, the Global Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example	rr_ExpenseExampleHeading	Example:
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Global Fund invests primarily in U.S. and foreign equity securities (including common and preferred stock and securities convertible into common stock) and in debt securities. The Global Fund’s investments may include issuers of any market capitalization.  Although the Global Fund can invest in companies from any country, it generally focuses on established companies in countries with developed economies.  The Global Fund may invest in securities denominated in any currency.  In addition to buying equity and debt securities, the Global Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)).  ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests are U.S. dollar-denominated.

Under normal market conditions, the Global Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers.  The Global Fund considers an issuer to be a foreign issuer if:  (1) the issuer is organized under the laws of a jurisdiction other than those of the United States; (2) the securities of the issuer are listed on stock exchange outside the United States regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the United States; or (4) the securities are issued or guaranteed by government entities other than the United States.  The Global Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.  The Global Fund may invest in emerging market countries.  The Global Fund may invest in companies that focus on natural resources production, refining and development.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

FCA Corp will attempt whenever possible to: (i) diversify among companies, industries, and without restriction to any particular region such as Asia or Europe or any particular country such as the United States or Japan; (ii) focus on companies with reasonable valuations; and (iii) generally focus on countries with developed economies. FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·         Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·         Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·        Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Global Fund, or in the course of adjusting the Global Fund’s emphasis(es) on a given country or sector.  The Global Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Global Fund’s portfolio securities are evaluated on their long-term prospects.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Stock Market Risk.  The Global Fund’s investments will fluctuate in price. This means that the Global Fund’s share price will go up and down, and Global Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk.  Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Global Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Global Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar.  Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Risks Associated with Natural Resources Investments.  Should the Global Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Global Fund.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Risks Associated with Investments in Other Investment Companies.  The Global Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Global Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Global Fund will incur higher expenses, many of which may be duplicative. In addition, the Global Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Global Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Global Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Global Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Global Fund’s portfolio investments, and may affect the Global Fund’s cost and performance for other shareholders. The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Global Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance.  The performance of the comparative index does not reflect deductions for fees, expenses or taxes.  Updated information on the Global Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	GLOBAL FUNDYear-by-year return as of 12/31 each year (%)
Annual Return 2003	rr_AnnualReturn2003	29.68%
Annual Return 2004	rr_AnnualReturn2004	19.14%
Annual Return 2005	rr_AnnualReturn2005	6.08%
Annual Return 2006	rr_AnnualReturn2006	16.99%
Annual Return 2007	rr_AnnualReturn2007	10.62%
Annual Return 2008	rr_AnnualReturn2008	(41.35%)
Annual Return 2009	rr_AnnualReturn2009	43.29%
Annual Return 2010	rr_AnnualReturn2010	7.55%
Annual Return 2011	rr_AnnualReturn2011	(7.34%)
Annual Return 2012	rr_AnnualReturn2012	10.11%
Bar Chart Closing	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	21.24%, 2nd Quarter, 2009
Worst Quarter	(26.79)%, 4th Quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.79%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012 as compared to comparable index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Commonwealth Global Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
10 Years	rr_AverageAnnualReturnYear10	8.08%
Commonwealth Real Estate Securities Fund |
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed or exchanged within 14 days and a $15 fee for redemptions paid by wire) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	2.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	356
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,083
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,831
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,801
1 Year	rr_AverageAnnualReturnYear01	21.59%
5 Years	rr_AverageAnnualReturnYear05	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2004
Commonwealth Real Estate Securities Fund | | Return After Taxes on Distribution
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.59%
5 Years	rr_AverageAnnualReturnYear05	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2004
Commonwealth Real Estate Securities Fund | | Return After Taxes on Distribution and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.04%
5 Years	rr_AverageAnnualReturnYear05	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 2004
Commonwealth Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading

COMMONWEALTH REAL ESTATE SECURITIES FUND (CNREX)

Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) is to provide long-term capital appreciation and current income.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Real Estate Securities Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Real Estate Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Securities Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Securities Fund’s performance.  During the most recent fiscal year, the Real Estate Securities Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Real Estate Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000.00 in the Real Estate Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Real Estate Securities Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Real Estate Securities Fund invests at least 80% of its net assets in real estate securities.  Investments made by the Real Estate Securities Fund are in issuers in real estate and related industries (i.e., those issuers whose fortunes are impacted by the real estate market).  The Real Estate Securities Fund invests primarily in equity securities (including common stock and preferred stock and securities convertible into common stock) as well as in the debt securities of companies in real estate industries, which may include commercial and/or residential real estate investment trusts (“REITs”), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries.  The Real Estate Securities Fund may invest in securities denominated in any currency.  The Real Estate Securities Fund’s investments may include issuers of any market capitalization.  In addition to buying equity and debt securities, the Real Estate Securities Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)).  ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer.  Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies.  EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored.  The depositary receipts in which the Fund invests are U.S. dollar-denominated.

The Real Estate Securities Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.  The Real Estate Securities Fund may invest in emerging market countries.  The Real Estate Securities Fund may invest in companies that focus on natural resources production, refining and development.

The Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”).  The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security.  The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Fund may also enter into derivative transactions.  The Fund may use derivative transactions for any purpose consistent with its investment objective, such as for hedging, obtaining market exposure, and generating premium income.  The derivative securities that the Fund may purchase or sell (write) exchange-traded put or call options on stocks or stock indices.  The Fund also may enter into foreign currency forward contracts.

            FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon.  FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements.  In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

·         Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

·         Earnings growth potential and/or sustainability;

·         Price of security relative to historical and/or future cash flow;

·         Sustainable franchise value;

·         Price of a security relative to price of underlying stock, if a convertible security;

·        Yield on security relative to yield of other fixed-income securities;

·         Interest or dividend income;

·         Call and/or put features;

·        Price of a security relative to price of other comparable securities;

·         Size of issue; and

·         Impact of security on diversification of the portfolios.

FCA Corp will also seek to sell a stock when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Real Estate Securities Fund, or in the course of adjusting the Real Estate Securities Fund’s emphasis(es) on a given sector. The Real Estate Securities Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.  The Real Estate Securities Fund’s portfolio securities are evaluated on their long-term prospects.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Stock Market Risk.  The Real Estate Securities Fund’s investments will fluctuate in price. This means that the Real Estate Securities Fund’s share price will go up and down, and Real Estate Securities Fund shareholders can lose money.  Investments in stocks of any type involve risk because stock prices have no guaranteed value.  Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

Debt Securities Risk.  Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues.  Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.  The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated.  The Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments.  Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Small Capitalization Risk.  Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies.  In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Foreign Securities Risk.  Foreign securities risks to which the Fund will be exposed are differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Real Estate Securities Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for a Fund to liquidate positions.  This in turn may cause delays in the Real Estate Securities Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Additionally, although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities.  The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Currency Risk.  Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar.  Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported.

Risks Associated with Natural Resources Investments.  Should the Real Estate Securities Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Real Estate Securities Fund.

Commodities-Related Risk. Should the Fund invest in securities of companies involved in oil and gas or mining activities, such investments will involve a high degree of risk, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution of, and marketing oil, gas, and other minerals.   These types of investments may be affected by changes in markets, economies, weather and political and regulatory developments.

Risks Associated with Real Estate Investment Trusts.  The Real Estate Securities Fund may invest in equity interests or debt obligations issued by REITs.  REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Real Estate Securities Fund.  The Real Estate Securities Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

Risks Associated with Investments in Other Investment Companies.  The Real Estate Securities Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”).  When the Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop.  The Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Derivatives Risk.  The value of derivatives may rise or fall more rapidly than other investments.  For some derivatives, it is possible to lose more than the amount invested in the derivative.  If the Fund uses derivatives to “hedge” the overall risk of its portfolio, it is possible that the hedge may not succeed.  Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.  Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the "growth" potential of particular companies or the relative "value" of particular securities may prove to be incorrect or inconsistent with the overall market's assessment of these characteristics, which may result in lower-than-expected returns.

Operational Risk.  The ability of the Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Fund’s strategies effectively and efficiently.  Any of these factors could negatively affect the performance of the Fund.  Additionally, the Fund’s direct operations could negatively impact the Fund’s performance.  For instance, because the Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses.  To the extent the Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Abusive Trading Activities.  Frequent short-term purchases, redemptions or exchanges in Real Estate Securities Fund shares (sometimes referred to as “market timing” or “frequent trading activities”) may result in a dilution in the value of Real Estate Securities Fund shares for other shareholders. Such activity may create transaction costs that are borne by all shareholders, may disrupt the orderly management of the Real Estate Securities Fund’s portfolio investments, and may affect the Real Estate Securities Fund’s cost and performance for other shareholders.  The Board of Trustees has adopted policies to discourage abusive trading activities and has approved procedures to implement those policies.  There is no guarantee that these procedures can detect or prevent all abusive trading activities and, therefore, such activities may occur.

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Real Estate Securities Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance.  The performance of the comparative index does not reflect deductions for fees, expenses or taxes.  Updated information on the Real Estate Securities Fund’s results can be obtained by visiting www.commonwealthfunds.com.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	REAL ESTATE SECURITIES FUNDYear-by-year return as of 12/31 each year (%)
Annual Return 2005	rr_AnnualReturn2005	5.50%
Annual Return 2006	rr_AnnualReturn2006	19.92%
Annual Return 2007	rr_AnnualReturn2007	(12.40%)
Annual Return 2008	rr_AnnualReturn2008	(37.19%)
Annual Return 2009	rr_AnnualReturn2009	25.55%
Annual Return 2010	rr_AnnualReturn2010	15.97%
Annual Return 2011	rr_AnnualReturn2011	(10.00%)
Annual Return 2012	rr_AnnualReturn2012	21.59%
Bar Chart Closing	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	23.12%, 2nd Quarter, 2009
Worst Quarter	(28.77)%, 4th Quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.77%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012 as compared to comparable index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Commonwealth Real Estate Securities Fund | MSCI US REIT Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.77%
5 Years	rr_AverageAnnualReturnYear05	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	9.11%
[1]	The Australia/New Zealand Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[2]	The Japan Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[3]	The Global Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[4]	The Real Estate Securities Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[5]	The Africa Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund's average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2014.
[6]	The term "Acquired Funds" refers to other investment companies in which the Africa Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.
[7]	The term "Acquired Funds" refers to other investment companies in which the Australia/New Zealand Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.
[8]	The term "Acquired Funds" refers to other investment companies in which the Japan Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Japan Fund's financial statements.
[9]	The term "Acquired Funds" refers to other investment companies in which the Global Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.
[10]	The term "Acquired Funds" refers to other investment companies in which the Real Estate Securities Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds (but excluding REITs) that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. The Total Annual Fund Operating Expenses will not correlate to the expense ratio in the Fund's financial statements.
[11]	FCA Corp has contractually agreed to waive the Management Fee of 1.25% through February 28, 2014. FCA Corp may not terminate this arrangement prior to February 28, 2014 unless the investment advisory agreement is terminated. The Fund has agreed to repay FCA Corp for amounts waived by FCA Corp pursuant to the fee waiver agreement to the extent that such repayment occurs within three years of the date of any such waiver and such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 3.30%. For the period ended October 31, 2012, FCA Corp chose to voluntarily reimburse beyond its contractual agreement in Africa Fund in the amount of $49,962 or 6.37% of average net assets, an amount which is not subject to recoupment. As a result of these voluntary and contractual arrangements, the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements was 0.74% for the period ended October 31, 2012. FCA Corp's intention is to continue the voluntary reimbursement for the Africa Fund's expenses subject to their discretion to discontinue such reimbursements at any time.
[12]	Effective March 1, 2013, the Trust has designated the NZX 50 Index as the Fund's primary benchmark. Effective March 1, 2014, the Fund will no longer utilize the New Zealand SmallCap Index. The NZX 50 Index is more representative of the broad-based markets of New Zealand.